Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A Shares
Common stock shares, par value (in usd per share)	$ 0	$ 0	$ 0
Common stock shares, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares, issued	70,896,795	57,500,000	100
Common stock shares, outstanding	70,896,795	57,500,000	100
MGP Operating Partnership
Partners' capital, units issued	256,258,931	242,862,136
Partners' capital, units outstanding	256,258,931	242,862,136